Related party transactions (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Revenue and Joint Interest Billing on Properties with Related Party

We participate in ownership of properties operated by Chesapeake, and we received revenues and incurred joint interest billings on these properties as follows:

	Year ended December 31,
	2012	2011	2010
Revenues	$3,625	$5,028	$6,395
Joint interest billings	$(4,896)	$(1,764)	$(5,111)

In addition, Chesapeake participates in ownership of properties operated by us, and we paid revenues and recorded joint interest billings to Chesapeake on these properties as follows:

	Year ended December 31,
	2012	2011	2010
Revenues	$(4,084)	$(2,834)	$(1,553)
Joint interest billings	$9,785	$4,056	$1,765

Amounts receivable from and payable to Chesapeake were as follows:

	As of December 31,
	2012	2011
Receivable from Chesapeake	$2,071	$223
Payable to Chesapeake	$864	$207